Shareowners' Equity (Other) (Details) - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015
Accelerated Share Repurchases [Line Items]
Treasury stock value		$ 69,042		$ 63,539
Changes in other capital		(236)	$ (15)
Future
Accelerated Share Repurchases [Line Items]
Accelerated share repurchases settlement payment or receipt		6,142
Stock repurchased during period	10,222,022
March 2016 with Deutsche Bank
Accelerated Share Repurchases [Line Items]
Repurchase program authorized amount		2,000
Accelerated share repurchases initial price paid		$ 2,000
Accelerated share repurchases initial percentage of total		85.00%
Common stock shares issued		54,732,775
Treasury stock value		$ 1,700
Changes in other capital		$ 300